Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2018 were as follows:

Years Ended December 31	RMB	US$
	(Amount in Thousands)
2019	93,729	13,632
2020	72,459	10,539
2021	59,008	8,582
2022	54,103	7,869
2023 and after	87,151	12,676
Total	366,450	53,298

Rental expenses were RMB92,972, RMB93,693 and RMB115,529 for the years ended December 31, 2016, 2017 and 2018, respectively.

(b) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceedings to which the Group is a party that will have a material effect on its business or financial condition.